INTANGIBLE ASSETS (Details) - USD ($)	Jun. 26, 2021	Jun. 27, 2020
Total Intangible Assets	$ 162,608,015	$ 171,092,965
Less Accumulated Amortization	(47,228,487)	(30,981,931)
Intangible Assets, Net	115,379,528	140,111,034
Management Agreement [Member]
Total Intangible Assets	7,594,937	7,594,937
Less Accumulated Amortization	(765,136)	(565,972)
Capitalized Software [Member]
Total Intangible Assets	9,696,903	9,255,026
Less Accumulated Amortization	(4,667,235)	(2,273,432)
Customer Relationship [Member]
Total Intangible Assets	17,747,600	17,747,600
Less Accumulated Amortization	(16,463,017)	(6,531,889)
Intellectual Property [Member]
Total Intangible Assets	6,276,959	8,520,121
Less Accumulated Amortization	(3,207,464)	(5,496,231)
Dispensary License [Member]
Total Intangible Assets	121,291,616	127,975,281
Less Accumulated Amortization	$ (22,125,635)	$ (16,114,407)